Shareholders' Equity (Details) - USD ($)																1 Months Ended	6 Months Ended
		Aug. 14, 2026	Jul. 01, 2026	May 05, 2026	Feb. 23, 2026	Nov. 18, 2025	Nov. 12, 2025	Aug. 01, 2025	Jun. 16, 2025	Jun. 13, 2025	Mar. 12, 2025	Sep. 17, 2024	Sep. 13, 2024	Feb. 05, 2024	Apr. 03, 2023	Apr. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Jan. 06, 2026	Dec. 31, 2025	Nov. 05, 2025	Dec. 31, 2024
Shareholders’ Equity [Line Items]
Stock split, description																	Upon incorporation, the authorized share capital of the Company was $50,000 divided into 50,000 ordinary shares of par value $1.00 each and 100 ordinary shares were issued. The issuance of these 100 ordinary shares, and the 1,000-for-1 share split (as described below) and the subsequent share issuances are considered as a part of the Reorganization of the Company, which was retroactively applied as if the transaction occurred at the beginning of the period presented (see Note 1).
Sale of stock, description																	(i) the subdivision of the Company’s authorized and issued share capital at a ratio of 1,000-for-1 share such that the authorized share capital of the Company was amended to $50,000 divided into 50,000,000 ordinary shares of par value $0.001 each and the 100 ordinary shares of a par value of $1 then issued and outstanding were subdivided into 100,000 ordinary shares of a par value of $0.001 (the “1,000-for-1 share split”); (ii) the creation of Class A Ordinary Shares and Class B ordinary shares, par value $0.001 per share (“Class B Ordinary Shares”, and collectively with Class A Ordinary Shares, “Ordinary Shares”). Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for voting and conversion rights. In respect of matters requiring a vote of all shareholders, each holder of Class A Ordinary Shares will be entitled to one vote per one Class A Ordinary Share and each holder of Class B Ordinary Shares will be entitled to 10 votes per one Class B Ordinary Share. The Class A Ordinary Shares are not convertible into shares of any other class. The Class B Ordinary Shares are convertible into Class A Ordinary Shares at any time after issuance at the option of the holder on a one-to-one basis; (iii) the re-designation of 3,000 ordinary shares held by Haily Global Limited into 3,000 Class B Ordinary Shares; and (iv) issuances of Class A Ordinary Shares and Class B Ordinary Shares to the existing shareholders, to increase the number of total Ordinary Shares issued and outstanding prior to the completion of this offering from 100,000 to 9,000,000 (the “share issuances”). The Company believes the 1,000-for-1 share split and the share issuances should be considered as a part of the Reorganization of the Company and accounted for on a retroactive basis pursuant to ASC 260.
Authorized share capital (in Dollars)							$ 5,000,000	$ 5,000,000
Shares issued					2,055,000,000			550,000									709
Ordinary shares, par value (in Dollars per share)	[1]																$ 0.01			$ 0.01
Ordinary shares, shares issued	[1]																2,322,391			389,789
Reverse stock split				1-for-100				1-for-80
Number of shares issued								1
Number of shares outstanding				100				1
Number of shares								1
Net proceeds (in Dollars)																	$ 12,954,871
Number of units										2,000
Price per unit (in Dollars per share)										$ 4,000
Share issued										9,375										625
Number of shares registered										13,375
Ordinary shares, shares authorized	[1]																41,250,000			41,250,000
Ordinary shares, shares outstanding	[1]																2,322,391			389,789
After-tax net income percentage																	10.00%
Percentage of entity's registered capital																	50.00%
Statutory reserves (in Dollars)																	$ 740,816			$ 740,816
Total restricted net assets (in Dollars)																	14,382,727			$ 6,382,727
Warrant [Member]
Shareholders’ Equity [Line Items]
Shares were issued upon exercised																				9,375
Common Warrants [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued																						737
Series A Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase shares										1
Series B Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase shares										1
Exercise price of warrants (in Dollars per share)										$ 4,200
Shares were issued upon exercised																				1,375
Sales Agreement [Member]
Shareholders’ Equity [Line Items]
Shares issued																325,000,000
Aggregate offering price																			$ 219,375,000
Net proceeds																	$ 13,000,000
Subsequent Event [Member] | Sales Agreement [Member]
Shareholders’ Equity [Line Items]
Shares issued			93,720
Net proceeds			$ 100,000
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Authorized share capital (in Dollars)					$ 75,000
Shares issued					41,100,000		75,000	75,000			75,000		1,123
Ordinary shares, par value (in Dollars per share)																	$ 0.01			$ 0.01
Ordinary shares, shares issued																	2,321,682			389,080
Purchase of shares																	8
Price per share (in Dollars per share)																	$ 32,000
Warrants to purchase shares													1,123
Number of shares in a unit										1
Ordinary shares, shares authorized																	41,100,000			41,100,000
Ordinary shares, shares outstanding																	2,321,682			389,080
Class A Ordinary Shares [Member] | Common Warrants [Member]
Shareholders’ Equity [Line Items]
Exercise price of warrants (in Dollars per share)													$ 7,776
Warrant exercise terms													1 year
Class A Ordinary Shares [Member] | Series A Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase shares										1
Class A Ordinary Shares [Member] | Series B Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase shares										1
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued					20,550,000						44,000,000
Ordinary shares, par value (in Dollars per share)					$ 8		$ 8	$ 8			$ 8
Issuance of ordinary shares in initial public offerings, gross	[2]																3,250,000
Surrender of ordinary shares	[2]																(1,317,429)
Class A Ordinary Shares [Member] | Sales Agreement [Member]
Shareholders’ Equity [Line Items]
Shares issued																3,250,000
Ordinary shares, par value (in Dollars per share)																			$ 8
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.01
Price per share (in Dollars per share)		$ 0.8
Issuance of ordinary shares in initial public offerings, gross		5,000,000
Gross proceeds from offering (in Dollars)		$ 4,000,000
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Authorized share capital (in Dollars)					$ 330,000,000		$ 165,000,000				$ 5,000,000
Shares issued					41,100,000		20,550,000				550,000						709
Ordinary shares, par value (in Dollars per share)																	$ 0.01			$ 0.01
Ordinary shares, shares issued																	709			709
Shares converted														34
Ordinary shares, shares authorized																	150,000			150,000
Ordinary shares, shares outstanding																	709			709
Class B Ordinary Shares [Member] | Common Warrants [Member]
Shareholders’ Equity [Line Items]
Exercise price of warrants (in Dollars per share)													$ 0.972
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.01	$ 8		$ 8	8			$ 8
Pre-2026 Reverse Share Split [Member]
Shareholders’ Equity [Line Items]
Shares issued					4,110,000,000		55,000,000						8,980,251				70,875
Ordinary shares, par value (in Dollars per share)					$ 0.0001		$ 0.08	0.08			0.001						$ 0.0001
Ordinary shares, shares issued													8,980,251									5,894,137
Number of shares issued																	38,978,780
Number of shares outstanding																	38,907,905
Purchase of shares																	67,800
Price per share (in Dollars per share)																	$ 4
Shares converted														270,000
Warrants to purchase shares													8,980,251
Number of units										16,000,000
Price per unit (in Dollars per share)										$ 0.5
Share issued										75,000,000										5,000,000
Number of shares registered										107,000,000
Ordinary shares, shares outstanding																	389,080
Pre-2026 Reverse Share Split [Member] | Board of Directors Chairman [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)								0.001
Pre-2026 Reverse Share Split [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Shares were issued upon exercised																				75,000,000
Pre-2026 Reverse Share Split [Member] | Series A Warrant [Member]
Shareholders’ Equity [Line Items]
Shares were issued upon exercised																				11,000,000
Pre-2026 Reverse Share Split [Member] | Series B Warrants [Member]
Shareholders’ Equity [Line Items]
Exercise price of warrants (in Dollars per share)										$ 0.525
Pre-2026 Reverse Share Split [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued					15,000,000
Ordinary shares, par value (in Dollars per share)					$ 0.08						$ 0.001
Warrants exercised																	35,319
Pre-2026 Reverse Share Split [Member] | Sales Agreement [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)																			$ 0.08
Surrender of ordinary shares																1,317,429
Pre-2026 Reverse Share Split [Member] | Sales Agreement [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 8
Minimum [Member]
Shareholders’ Equity [Line Items]
Authorized share capital (in Dollars)				$ 412,500							$ 50,000
Shares issued							550,000
Ordinary shares, par value (in Dollars per share)							$ 0.08	$ 0.1
Minimum [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued											750
Minimum [Member] | Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued								44,000,000			5,500
Ordinary shares, par value (in Dollars per share)				$ 0.0001				$ 0.1									$ 0.001
Ordinary shares, shares issued				15,000,000				6,000,000
Minimum [Member] | Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)								$ 0.1
Ordinary shares, shares authorized																	150,000
Minimum [Member] | Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.0001
Ordinary shares, shares issued				412,500
Minimum [Member] | Pre-2026 Reverse Share Split [Member]
Shareholders’ Equity [Line Items]
Shares issued							7,500,000	55,000,000			4,400,000,000
Ordinary shares, par value (in Dollars per share)								$ 0.08
Ordinary shares, shares issued																	389,789
Ordinary shares, shares authorized																	41,250,000
Minimum [Member] | Pre-2026 Reverse Share Split [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Authorized share capital (in Dollars)					$ 7,500,000
Shares issued											6,000,000
Ordinary shares, par value (in Dollars per share)								$ 0.001
Ordinary shares, shares authorized																	41,100,000
Maximum [Member]
Shareholders’ Equity [Line Items]
Authorized share capital (in Dollars)				$ 4,110,000,000	$ 165,000,000
Shares issued							75,000
Maximum [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)							$ 8
Maximum [Member] | Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.01
Maximum [Member] | Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized																	15,000,000
Maximum [Member] | Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued				41,100,000
Ordinary shares, shares issued				150,000
Maximum [Member] | Pre-2026 Reverse Share Split [Member]
Shareholders’ Equity [Line Items]
Shares issued							2,055,000,000	7,500,000			600,000,000
Ordinary shares, par value (in Dollars per share)								$ 8
Ordinary shares, shares issued																	2,322,391
Ordinary shares, shares authorized																	4,125,000,000
Maximum [Member] | Pre-2026 Reverse Share Split [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued					4,110,000,000			4,400,000,000
Ordinary shares, par value (in Dollars per share)								$ 0.001
Ordinary shares, shares issued								600,000,000
Ordinary shares, shares authorized																	4,110,000,000
Share Capital Reduction [Member]
Shareholders’ Equity [Line Items]
Authorized share capital (in Dollars)					$ 412,500
Ordinary shares, par value (in Dollars per share)					$ 0.01
Price per share (in Dollars per share)					$ 0.01
Share Capital Reduction [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued					150,000
Share Capital Reduction [Member] | Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 0.01
Unissued shares par value (in Dollars per share)					$ 8
Subdivided shares					8
Share Capital Reduction [Member] | Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 0.01
Ordinary shares, shares issued					150,000
Price per share (in Dollars per share)					$ 7.99
Share Capital Reduction [Member] | Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)					0.01
Unissued shares par value (in Dollars per share)					$ 8
Subdivided shares					8
Share Capital Reduction [Member] | Pre-2026 Reverse Share Split [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 15,000,000
Price per share (in Dollars per share)					0.0001
Share Capital Reduction [Member] | Pre-2026 Reverse Share Split [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)					0.0001
Unissued shares par value (in Dollars per share)					$ 0.08
Subdivided shares					800
Subdivision [Member]
Shareholders’ Equity [Line Items]
Authorized share capital (in Dollars)					$ 412,500
Subdivision [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 0.01
Subdivision [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued					41,100,000
Unissued shares par value (in Dollars per share)					$ 0.01
Subdivision [Member] | Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 0.01
Ordinary shares, shares issued					150,000
Unissued shares par value (in Dollars per share)					$ 0.01
Subdivision [Member] | Pre-2026 Reverse Share Split [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 0.0001
Ordinary shares, shares issued					15,000,000
Unissued shares par value (in Dollars per share)					$ 0.0001
Subdivision [Member] | Maximum [Member] | Pre-2026 Reverse Share Split [Member]
Shareholders’ Equity [Line Items]
Shares issued					4,110,000,000
IPO [Member]
Shareholders’ Equity [Line Items]
Price per share (in Dollars per share)													$ 6,480
Gross proceeds (in Dollars)									$ 8,000,000			$ 7,300,000
Net proceeds (in Dollars)															$ 12,000,000
IPO [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued													1,123
Price per share (in Dollars per share)															$ 32,000
Gross proceeds (in Dollars)															$ 13,600,000
IPO [Member] | Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Issuance of ordinary shares in initial public offerings, gross															424
IPO [Member] | Pre-2026 Reverse Share Split [Member]
Shareholders’ Equity [Line Items]
Price per share (in Dollars per share)													$ 0.81
IPO [Member] | Pre-2026 Reverse Share Split [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Price per share (in Dollars per share)															$ 4
Issuance of ordinary shares in initial public offerings, gross															3,390,000
Private Placement [Member] | Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Gross proceeds from offering (in Dollars)						$ 30,000,000
Private Placement [Member] | Class A Ordinary Shares [Member] | Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued																					375,000
Price per share (in Dollars per share)																					$ 80
Private Placement [Member] | Pre-2026 Reverse Share Split [Member] | Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued																					37,500,000
Price per share (in Dollars per share)																					$ 0.8
Issued and Outstanding [Member] | Pre-2026 Reverse Share Split [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 0.08
Issued and Outstanding [Member] | Pre-2026 Reverse Share Split [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)					0.0799
Issued and Outstanding [Member] | Minimum [Member] | Pre-2026 Reverse Share Split [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)					0.08
Issued and Outstanding [Member] | Maximum [Member] | Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)					8
Authorized Share Capital [Member] | Pre-2026 Reverse Share Split [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 0.08

[1]	Retrospectively restated to reflect the effects of the reverse share split on August 18, 2025 and May 7, 2026, and the Share Capital Reduction and Reorganization on March 13, 2026 (see Note 13).
[2]	Retrospectively restated to reflect the effects of the reverse share split on August 18, 2025 and May 7, 2026, and the Share Capital Reduction and Reorganization on March 13, 2026 (see Note 13).